SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Buildings and equipment | Minimum
Property, Plant and Equipment
Estimated useful lives	10 years
Buildings and equipment | Maximum
Property, Plant and Equipment
Estimated useful lives	33 years
Plant and equipment
Property, Plant and Equipment
Interest expense capitalized as part of plant and equipment	$ 4	$ 2	$ 1
Plant and equipment | Minimum
Property, Plant and Equipment
Estimated useful lives	3 years
Plant and equipment | Maximum
Property, Plant and Equipment
Estimated useful lives	25 years
Furniture, fixtures and leasehold improvements | Minimum
Property, Plant and Equipment
Estimated useful lives	5 years
Furniture, fixtures and leasehold improvements | Maximum
Property, Plant and Equipment
Estimated useful lives	20 years